Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies [Abstract]
Schedule of Capital Commitments	As of December 31, 2024, the related capital commitment was as follows:
Year ended December 31,	Commitment
2025	NT$	25,264
Total	NT$	25,264